Schedule of Investments - October 31, 2025 (unaudited)

Oklahoma Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.4%)^
Education (5.0%)
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 06/01/2039	19,000	$19,413
OKLAHOMA STATE UNIVERSITY 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2034	500,000	488,720
UNIVERSITY OF OKLAHOMA/THE 5.000% 07/01/2036	500,000	500,735
UNIVERSITY OF OKLAHOMA/THE 4.000% 07/01/2040	500,000	498,310
UNIVERSITY OF OKLAHOMA/THE 5.000% 07/01/2038	500,000	500,525
		2,007,703
General Obligation (3.1%)
CITY OF BROKEN ARROW OK 4.000% 12/01/2037 CALLABLE @ 100.000 12/01/2028	605,000	614,117
CITY OF BROKEN ARROW OK 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2028	610,000	617,204
		1,231,321
Health Care (1.2%)
OKLAHOMA COUNTY FINANCE AUTHORITY 4.000% 04/01/2041 CALLABLE @ 100.000 04/01/2031	250,000	250,060
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 4.000% 08/15/2038	250,000	240,355
		490,415
Housing (12.0%)
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.600% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	488,425
OKLAHOMA HOUSING FINANCE AGENCY 4.450% 09/01/2044 CALLABLE @ 100.000 09/01/2032	2,000,000	1,978,460
OKLAHOMA HOUSING FINANCE AGENCY 4.400% 09/01/2044 CALLABLE @ 100.000 03/01/2033	870,000	872,915
OKLAHOMA HOUSING FINANCE AGENCY 4.600% 09/01/2049 CALLABLE @ 100.000 03/01/2033	1,000,000	996,060
TULSA COUNTY HOME FINANCE AUTHORITY 4.550% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	499,705
		4,835,565
Other Revenue (68.0%)
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 5.000% 12/01/2033	800,000	854,792
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 4.125% 12/01/2037 CALLABLE @ 100.000 12/01/2033	1,000,000	996,880
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2033	645,000	699,251
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2034	735,000	800,511
CADDO COUNTY GOVERNMENTAL BUILDING AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2028	1,010,000	1,034,876
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	350,000	354,784
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034	240,000	242,090
CREEK COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2048 CALLABLE @ 100.000 09/01/2034	500,000	477,970
CREEK COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 08/01/2048 CALLABLE @ 100.000 08/01/2032	2,000,000	2,018,080
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2033	150,000	153,506
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.375% 09/01/2034	125,000	128,999
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.625% 09/01/2036 CALLABLE @ 100.000 09/01/2035	200,000	205,988
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2035	715,000	764,793
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2045 CALLABLE @ 100.000 09/01/2035	250,000	257,685
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2039 CALLABLE @ 100.000 12/01/2035	500,000	545,835
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2040 CALLABLE @ 100.000 12/01/2035	500,000	540,585
HOBART EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2026	635,000	641,731
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2027	340,000	344,702
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2028	365,000	372,457
JACKSON COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2031	320,000	318,592
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 4.500% 12/01/2033	1,130,000	1,211,439
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	1,000,000	1,068,430
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.125% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,000,000	1,039,840
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.250% 09/01/2033	525,000	528,449
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.500% 09/01/2036 CALLABLE @ 100.000 09/01/2034	690,000	694,533
LOVE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2037 CALLABLE @ 100.000 09/01/2034	250,000	251,803
MCINTOSH COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2036 CALLABLE @ 100.000 09/01/2035	400,000	436,700
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2036	230,000	230,198
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2039	835,000	835,818
OKLAHOMA COUNTY FINANCE AUTHORITY 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2032	600,000	608,148
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,630,000	1,705,893
PAYNE COUNTY ECONOMIC DEVELOPMENT AUTHORITY 4.250% 09/01/2034	500,000	499,175
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034 CALLABLE @ 100.000 09/01/2031	625,000	644,269
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2031	1,000,000	969,580
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	980,880
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2036 CALLABLE @ 100.000 09/01/2029	750,000	759,203
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2038 CALLABLE @ 100.000 09/01/2029	1,000,000	1,001,990
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2027	400,000	413,500
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	665,000	669,974
TULSA STADIUM TRUST 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	500,000	493,950
WASHINGTON COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2031	445,000	479,959
		27,277,838
Transportation (5.1%)
OKLAHOMA TURNPIKE AUTHORITY 5.250% 01/01/2048 CALLABLE @ 100.000 01/01/2032	500,000	530,835
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2035 CALLABLE @ 100.000 06/01/2028	1,355,000	1,371,883
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2036 CALLABLE @ 100.000 06/01/2028	145,000	145,873
		2,048,591
Utilities (2.0%)
CLINTON PUBLIC WORKS AUTHORITY 4.000% 12/01/2039	500,000	500,265
OKLAHOMA WATER RESOURCES BOARD 5.000% 10/01/2045 CALLABLE @ 100.000 10/01/2032	280,000	294,442
		794,707

TOTAL MUNICIPAL BONDS (COST: $38,110,819)		$38,686,140
OTHER ASSETS LESS LIABILITIES (3.6%)		$1,440,290
NET ASSETS (100.0%)		$40,126,430
^All portfolio securities are issued securities from the state of Oklahoma.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Oklahoma Municipal Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Oklahoma Municipal Fund
Investments at cost	$38,110,819
Unrealized appreciation	$709,474
Unrealized depreciation	(134,153)
Net unrealized appreciation/(depreciation)*	$575,321

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

Schedule of Investments | Oklahoma Municipal Fund | October 31, 2025 (unaudited)

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Oklahoma Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$38,686,140	$-	$38,686,140
Total	$-	$38,686,140	$-	$38,686,140

Schedule of Investments | Oklahoma Municipal Fund | October 31, 2025 (unaudited)